Janus Venture Fund

                 Supplement dated January 1, 2000 to Prospectus
                            dated February 17, 1999

THIS INFORMATION SUPPLEMENTS THE FUND'S PROSPECTUS DATED FEBRUARY 17, 1999. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

Effective January 1, 2000, James P. Craig will no longer be a portfolio manager for Janus Venture Fund. Janus Venture Fund will be co-managed by William H. Bales and Jonathan D. Coleman who have been portfolio managers for Janus Venture Fund since February 1, 1997.

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